RELATED PARTY TRANSACTIONS - Summary of Net Amounts Earned (Incurred) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	$ 1,810	$ 7,844	$ 18,878
SFL
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	2,555	2,112	1,591
Golden Ocean
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	3,912	5,630	6,851
Seatankers Management Norway AS
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	(461)	(515)	(705)
Alta Trading UK Limited
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	2,942	49,238	3,197
Seadrill Limited
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	277	348	367
Archer Limited
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	143	372	418
Flex LNG Ltd
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	1,637	1,289	1,195
Avance Gas
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	2,404	880	518
TFG Marine
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	786	557	0
Front Ocean Management AS
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	(252)	0	0
Other related parties
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	$ 208	$ 240	$ 197